Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson US Managed Volatility Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.63%
Class S
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Class I
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.73%
Class N
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.55%
Class T
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.79%